TAXATION (Schedule of Income Tax Expense/(Benefit))(Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
TAXATION [Abstract]
Current tax expense	$ 9,682	60,137	57,371	47,507
Deferred tax benefit	300	1,869	(11,051)	(3,634)
Income tax expense/(benefit)	$ 9,982	62,186	46,320	43,873